Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) (Parenthetical) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Allowance for credit loss on available for sale debt securities		¥ 144	¥ 153	¥ 120
Provision for credit losses on loans to affiliates	[1]	361	1,449	255
Allowance for credit loss on loans to affiliates		649	1,957	1,050
Other Liabilities [Member]
Statement [Line Items]
Allowance for credit losses on off balance sheet exposures		¥ 17,843	¥ 22,120	¥ 26,094

[1]	The provision for credit losses on loans to affiliates were provisions of ¥255 million, ¥1,449 million and ¥361 million during fiscal 2021, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,050 million, ¥1,957 million and ¥649 million as of March 31, 2021, 2022 and 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.